American General Life Insurance Company
                                 P.O. Box 4382
                             Houston, Texas 77210


                                January 6, 1997


BY EDGAR

U.S. Securities and Exchange Commission
450 Fifth Street, N. W.
Washington, D. C. 20549


                    Re: American General Life Insurance Company
                        Separate Account D ("Registrant")
                        File Nos: 33-43390 and 811-2441
                        CIK No. 0000089031
                        ---------------------------------------

Commissioners:

     Pursuant to Rule 497(j) under the Securities Act of 1933 ("1933 Act"), Registrant has elected to file the certification set out below in lieu of electronically filing definitive copies of the prospectus and statement of additional information contained in its most recent amendment to its Form N-4 Registration Statement ("Amendment"), as required by paragraph (c) of Rule 497 under the 1933 Act and as informed by Rule 309(b) of Regulation S-T.

     Registrant hereby certifies that:

     (1) the form of prospectus and statement of additional information that would have been filed under paragraph (c) of Rule 497 under the 1933 Act would not have differed from that contained in the Amendment, and

     (2) the text of the Amendment, which is designated as Post-Effective Amendment No. 11 under the 1933 Act and as Amendment No. 56 under the Investment Company Act of 1940 ("1940 Act"), was filed electronically on December 26, 1996.

     The Amendment superseded Post-Effective Amendment No. 10 under the 1933 Act ("Post-Effective Amendment No. 10"), which also constituted Amendment No. 55 under the 1940 Act and which was effective December 1, 1996. Registrant did not commence offers of the contracts that were the subject of Post-Effective Amendment No. 10 until after the effectiveness of the Amendment. Therefore, Registrant was not required to file definitive copies of the prospectus and statement of additional information, pursuant to paragraph (c) of Rule 497 under the 1933 Act, until this time.

U.S. Securities and Exchange Commission
January 6, 1997
Page 2

     Please direct any inquiry regarding the foregoing to the undersigned or to Gary O. Cohen of Freedman, Levy, Kroll & Simonds at 202-457-5107.

                                    Very truly yours,

                                    American General Life Insurance Company, on behalf of its Separate Account D


                                    By:/s/STEVEN A. GLOVER
                                       -------------------------
                                       Steven A. Glover
                                       Associate General Counsel